Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Valuation Allowance [Line Items]
Opening valuation allowance	₨ 12,845	$ 197	₨ 8,569
Movement during the Year	(451,558)	(6,935)	4,274
Closing valuation allowance	715,340	10,987	₨ 12,845
Accounting Standards Update 2016-16 [Member]
Valuation Allowance [Line Items]
Movement during the Year	₨ 1,154,053	$ 17,725